Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Changes in inventories of finished goods and work in progress	$ 196,547	$ 172,554	$ 132,835
Raw materials and consumables used	85,568	63,285	53,514
Total	$ 282,115	$ 235,839	$ 186,349